Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 shares
DSVP / SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.43	£ 1.63
Weighted average share price at exercise/ release during year | £ / shares	£ 1.61	£ 1.76
Weighted average remaining contractual life in years	1 year	1 year
Number of options/ awards outstanding (000s)	445,673	370,505	370,006
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding (000s)	47,610	47,480	53,767
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.38	£ 0.64
Weighted average share price at exercise/ release during year | £ / shares	£ 1.59	£ 1.76
Weighted average remaining contractual life in years	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.65	£ 1.81
Weighted average share price at exercise/ release during year | £ / shares	£ 1.7	£ 1.92
Weighted average remaining contractual life in years	2 years	3 years